UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21529
                                                    ------------

                    The Gabelli Global Utility & Income Trust
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           ---------------

                   Date of fiscal year end: December 31, 2004
                                           --------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS -- 86.3%
               BUSINESS SERVICES -- 0.2%
       2,000   InVision Technologies Inc.+ .....$    89,980
                                                -----------
               CABLE -- 0.9%
       1,000   Comcast Corp., Cl. A+ ...........     28,240
      15,000   Cox Communications Inc.,
                 Cl. A+ ........................    496,950
                                                -----------
                                                    525,190
                                                -----------
               CONSUMER PRODUCTS -- 0.3%
       5,000   Del Laboratories Inc.+ ..........    165,000
                                                -----------
               DIVERSIFIED INDUSTRIAL -- 1.4%
      22,000   Bouygues SA .....................    825,188
                                                -----------
               ENERGY AND UTILITIES: ELECTRIC -- 14.4%
       6,700   ALLETE Inc. .....................    217,750
      33,000   American Electric Power
                 Co. Inc. ......................  1,054,680
      60,000   DPL Inc. ........................  1,234,800
      46,000   Duquesne Light Holdings Inc. ....    826,160
       2,000   FPL Group Inc. ..................    136,640
      57,500   Great Plains Energy Inc. ........  1,676,125
      35,000   Pepco Holdings Inc. .............    696,500
      10,000   Pinnacle West Capital Corp. .....    415,000
      45,000   Southern Co. ....................  1,349,100
      35,900   Unisource Energy Corp. ..........    874,165
                                                -----------
                                                  8,480,920
                                                -----------
               ENERGY AND UTILITIES: INTEGRATED -- 31.1%
     150,000   AEM SpA .........................    303,670
      22,000   Ameren Corp. ....................  1,015,300
       4,900   CH Energy Group Inc. ............    224,420
       8,000   Chubu Electric Power Co. Inc. ...    169,124
      10,000   Chugoku Electric Power Co. Inc. .    170,394
      28,000   Cinergy Corp. ...................  1,108,800
       3,000   E.ON AG, ADR ....................    221,100
       8,000   Electricidade de Portugal
                 SA, ADR .......................    234,000
      28,000   Endesa SA, ADR ..................    535,080
      45,000   Enel SpA ........................    367,758
      16,000   Energy East Corp. ...............    402,880
      30,000   Enersis SA, ADR+ ................    217,200
       1,100   Florida Public Utilities Co. ....     18,865
      20,000   Hawaiian Electric
                 Industries Inc. ...............    530,800
     142,000   Hera SpA ........................    361,548
      10,000   Hokkaido Electric Power
                 Co. Inc. ......................    179,014
      10,000   Hokuriku Electric Power Co. .....    164,678
      22,000   Iberdrola SA ....................    456,312
      16,000   Kansai Electric Power Co. Inc. ..    282,067
      10,000   Kyushu Electric Power Co. Inc. ..    187,361
       8,000   Maine & Maritimes Corp. .........    232,000
       3,000   MGE Energy Inc. .................     95,460
      10,000   National Grid Transco plc, ADR ..    428,300

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------

      46,000   NiSource Inc. ...................$   966,460
      25,000   NSTAR ...........................  1,227,500
      17,500   OGE Energy Corp. ................    441,525
      33,000   Progress Energy Inc. ............  1,397,220
      42,000   Public Service Enterprise
                 Group Inc. ....................  1,789,200
      18,000   SCANA Corp. .....................    672,120
      35,000   Scottish Power plc, ADR .........  1,079,400
      10,000   Shikoku Electric Power Co. Inc. .    173,207
      10,000   Tohoku Electric Power Co. Inc. ..    164,950
      10,000   Tokyo Electric Power Co. Inc. ...    215,034
      17,000   Vectren Corp. ...................    428,060
      30,000   Westar Energy Inc. ..............    606,000
      12,000   WPS Resources Corp. .............    539,880
      45,000   Xcel Energy Inc. ................    779,400
                                                -----------
                                                 18,386,087
                                                -----------
               ENERGY AND UTILITIES: NATURAL GAS -- 7.3%
      22,000   Atmos Energy Corp. ..............    554,180
      26,000   KeySpan Corp. ...................  1,019,200
       4,000   Laclede Group Inc. ..............    116,920
      13,000   National Fuel Gas Co. ...........    368,290
      20,000   Nicor Inc. ......................    734,000
      12,800   NUI Corp. .......................    170,752
       1,000   ONEOK Inc. ......................     26,020
      14,000   Peoples Energy Corp. ............    583,520
      80,000   Snam Rete Gas SpA ...............    386,512
      15,000   Southwest Gas Corp. .............    359,250
                                                -----------
                                                  4,318,644
                                                -----------
               ENERGY AND UTILITIES: OIL -- 1.4%
       1,000   ConocoPhillips ..................     82,850
       1,000   Devon Energy Corp. ..............     71,010
       1,000   Exxon Mobil Corp. ...............     48,330
       1,000   Murphy Oil Corp. ................     86,770
      10,000   Royal Dutch Petroleum Co. .......    516,000
                                                -----------
                                                    804,960
                                                -----------
               ENERGY AND UTILITIES: WATER -- 5.0%
       6,500   Aqua America Inc. ...............    143,715
       3,000   California Water Service Group ..     88,110
       4,000   Middlesex Water Co. .............     71,680
      78,000   Severn Trent plc ................  1,239,260
      11,000   SJW Corp. .......................    363,220
      12,000   Suez SA, ADR ....................    259,200
      50,000   United Utilities plc ............    502,605
      11,000   Veolia Environnement ............    316,550
                                                -----------
                                                  2,984,340
                                                -----------
               ENTERTAINMENT -- 0.4%
       9,000   Vivendi Universal SA, ADR+ ......    231,570
                                                -----------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES -- 0.2%
       4,500   First National Bankshares of
                 Florida Inc. ..................$   110,475
                                                -----------
               FOOD AND BEVERAGE -- 2.6%
      19,000   Dreyer's Grand Ice Cream
                 Holdings Inc., Cl. A ..........  1,519,449
                                                -----------
               HOTELS AND GAMING -- 1.4%
       3,000   Mandalay Resort Group ...........    205,950
      50,000   Prime Hospitality Corp.+ ........    608,500
                                                -----------
                                                    814,450
                                                -----------
               METALS AND MINING -- 0.4%
      10,000   Compania de Minas Buenaventura
                 SA, ADR .......................    237,500
                                                -----------
               REAL ESTATE -- 0.6%
       6,000   LNR Property Corp. ..............    371,460
                                                -----------
               REAL ESTATE INVESTMENT TRUSTS -- 1.8%
       4,000   Chelsea Property Group Inc. .....    268,400
      12,000   Rouse Co. .......................    802,560
                                                -----------
                                                  1,070,960
                                                -----------
               RETAIL -- 0.9%
      10,000   Cole National Corp.+ ............    277,100
      10,000   Orbitz Inc., Cl. A+ .............    272,000
                                                -----------
                                                    549,100
                                                -----------
               TELECOMMUNICATIONS -- 10.9%
       4,600   ALLTEL Corp. ....................    252,586
      30,000   BCE Inc. ........................    649,500
       9,000   BellSouth Corp. .................    244,080
      30,000   BT Group plc, ADR ...............    988,500
      10,000   Deutsche Telekom AG, ADR+ .......    186,600
       6,000   France Telecom SA, ADR ..........    150,000
      15,000   KPN NV, ADR .....................    112,050
      10,000   Manitoba Telecom Services Inc. ..    335,348
      30,000   MCI Inc. ........................    502,500
      19,000   SBC Communications Inc. .........    493,050
      20,000   Sprint Corp. ....................    402,600
       1,500   Swisscom AG .....................    520,141
      19,000   Telefonica SA, ADR ..............    854,810
       8,000   Telefonos de Mexico SA de CV,
                 Cl. L, ADR ....................    258,160
      13,000   Verizon Communications Inc. .....    511,940
                                                -----------
                                                  6,461,865
                                                -----------

                                                   MARKET
      SHARES                                       VALUE*
      ------                                       ------
               WIRELESS COMMUNICATIONS -- 5.1%
     120,000   AT&T Wireless Services Inc.+ ....$ 1,773,600
       2,000   Microcell Telecommunications
                 Inc., Cl. B+ ..................     56,260
       3,000   mm02 plc, ADR+ ..................     53,250
       2,000   Rogers Wireless Communications Inc.,
                 Cl. B+ ........................     62,820
     201,000   Telecom Italia Mobile SpA .......  1,083,450
                                                -----------
                                                  3,029,380
                                                -----------
               TOTAL COMMON STOCKS ............. 50,976,518
                                                -----------

               CONVERTIBLE PREFERRED STOCKS -- 0.2%
               AEROSPACE -- 0.1%
         600   Sequa Corp.,
                 $5.00 Cv. Pfd. ................     57,900
                                                -----------
               BROADCASTING -- 0.0%
         500   Sinclair Broadcast Group Inc.,
                 6.000% Cv. Pfd., Ser. D .......     20,115
                                                -----------
               DIVERSIFIED INDUSTRIAL -- 0.1%
         200   GATX Corp.,
                 $2.50 Cv. Pfd. ................     25,000
                                                -----------
               TELECOMMUNICATIONS -- 0.0%
         500   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B .......     21,000
                                                -----------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS ..............    124,015
                                                -----------
     PRINCIPAL
      AMOUNT
     -------

               CONVERTIBLE CORPORATE BONDS -- 1.3%
               AEROSPACE -- 0.2%
  $  150,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07 ..............    154,125
                                                -----------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.2%
     100,000   Pep Boys - Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07 ..............     99,500
                                                -----------
               COMMUNICATIONS EQUIPMENT -- 0.1%
      50,000   TriQuint Semiconductor Inc.,
                 Sub. Deb. Cv.,
                 4.000%, 03/01/07 ..............     48,375
                                                -----------
               EQUIPMENT AND SUPPLIES -- 0.2%
     100,000   Robbins & Myers Inc., Sub. Deb. Cv.,
                 8.000%, 01/31/08 ..............    105,000
                                                -----------

                    THE GABELLI GLOBAL UTILITY & INCOME TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2004 (UNAUDITED)

   PRINCIPAL                                       MARKET
    AMOUNT                                         VALUE*
   ---------                                       ------
               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               REAL ESTATE -- 0.3%
  $  200,000   Palm Harbor Homes Inc., Cv.,
                 3.250%, 05/15/24 (a) ..........$   191,750
                                                -----------
               TELECOMMUNICATIONS -- 0.3%
     200,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08 ..............    194,000
                                                -----------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS ...............    792,750
                                                -----------

               U.S. GOVERNMENT OBLIGATIONS -- 12.2%
   7,212,000   U.S. Treasury Bills,
                 1.553% to 1.705%++,
                 10/07/04 to 12/23/04 ..........  7,207,140
                                                -----------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $57,527,671) ........................ 59,100,423

   OTHER ASSETS IN EXCESS OF LIABILITIES .......    100,486
                                                -----------
   NET ASSETS -- COMMON STOCK
     (3,050,236 common shares outstanding) .....$59,200,909
                                                ===========
   NET ASSET VALUE PER COMMON SHARE
     ($59,200,909 / 3,050,236
     shares outstanding) .......................     $19.41
                                                     ======

                                                   MARKET
                                                   VALUE*
                                                   ------
   --------------
            For Federal tax purposes:
            Aggregate Cost .....................$57,527,671
                                                ===========
            Gross unrealized appreciation ......$ 1,866,942
            Gross unrealized depreciation ......   (294,190)
                                                -----------
            Net unrealized appreciation
              (depreciation) ...................$ 1,572,752
                                                ===========

   --------------
   (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the Rule 144A securities are considered liquid and the market value amounted to $191,750 or 0.3% of total investments.
   +     Non-income producing security.
   ++    Represents annualized yield at date of purchase.
   ADR - American Depository Receipt.
   * Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust
            --------------------------------------------

By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Richard C. Sell, Jr.
                         -------------------------------------------------------
                                    Richard C. Sell, Jr.,
                                    Principal Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.